Corporate Line of Credit, Pre-Closing Bridge Notes and Convertible Notes	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Corporate Line of Credit, Pre-Closing Bridge Notes and Convertible Notes
13. Corporate Line of Credit, Pre-Closing Bridge Notes and Convertible Notes
Corporate Line of Credit—As of December 31, 2023 and 2022, the Company had none and $144.4 million, respectively, of outstanding borrowings on the line of credit, which are recorded net of the unamortized portion of the warrant discount and debt issuance costs within corporate line of credit, net in the consolidated balance sheets. The Company had none and $2.0 million of unamortized warrant issuance related discount and debt issuance costs as of December 31, 2023 and 2022, respectively.
In February 2023, the Company entered into a loan and security agreement (the “2023 Credit Facility”) with Clear Spring Life and Annuity Company, an entity affiliated with the previous agent and acting as an agent for such lenders (together, the “Lender”) to amend its previously existing loan and security agreement (the “2021 Credit Facility”). The terms of the 2023 Credit Facility granted relief from the acceleration of payments under minimum revenue triggers from the 2021 Credit Facility. The 2023 Credit Facility split the principal balance into two tranches, tranche “AB” in the amount of $99.9 million and Tranche “C” in the amount of $26.5 million. Tranche AB was backed by assets that the Company pledged, mainly loans held for sale that the Company fully owned while Tranche C was secured by other assets of the Company. Tranche AB had a fixed interest rate of 8.5% and Tranche C had a variable interest rate based on the SOFR reference rate for a one-month tenor plus 9.5%.
During the year ended December 31, 2023, the Company paid off $144.4 million owed in principal balance on the 2023 Credit Facility. The Company made the final principal payment to the Lender in August 2023 and as the Company repaid the 2023 Credit Facility in full earlier than what was contractually required, the Company paid a make-whole amount that represents minimum interest for the Lender in the amount of $4.5 million. The Company also amortized the remaining unamortized debt issuance costs in the amount of $6.0 million as part of interest and amortization on non-funding debt expense within the consolidated statements of operations and comprehensive loss.
For the the year ended December 31, 2023, the Company recorded a total of $17.5 million related to interest expense as follows: $11.5 million in interest expense related to the line of credit and $6.0 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense, net within the consolidated statements of operations and comprehensive loss.
For the the year ended December 31, 2022, the Company recorded a total of $13.2 million related to interest expense as follows: $12.1 million in interest expense related to the line of credit and $1.1 million in interest expense related to the amortization of deferred debt issuance costs and discount and other debt servicing fees which is included in interest and amortization on non-funding debt expense within the consolidated statements of operations and comprehensive loss.
Pre-Closing Bridge Notes—The carrying value of the Pre-Closing Bridge Notes as of December 31, 2022 is $750.0 million and is included in the consolidated balance sheets. In connection with the Closing of the Business Combination, the Pre-Closing Bridge Notes held by SB Northstar in an aggregate principal amount of $650.0 million automatically converted into Class C common stock at a conversion price of $10.00 per share (the “Bridge Note Conversion”). In connection with the Bridge Note Conversion, the Company issued an aggregate 65.0 million shares of Class C common stock to a trust designated by SB Northstar to distribute such shares to SB Northstar upon satisfaction of certain conditions. In addition, pursuant to the letter agreement, dated as of February 7, 2023, by and among Aurora, the Company and the Sponsor (the “Second Novator Letter Agreement”) and the letter agreement, dated August 22, 2023, by and among Aurora, Better and the Sponsor (the “Novator Exchange Agreement”), the Pre-Closing Bridge Notes held by the Sponsor in an aggregate principal amount of $100.0 million were exchanged for 40.0 million shares of Class A common stock.
The Company recorded none and $272.7 million in interest expense on Pre-Closing Bridge Notes from the amortization of the discount during the years ended December 31, 2023 and 2022, respectively, included within the consolidated statements of operations and comprehensive loss.
Upon initial issuance, Pre-Closing Bridge Notes were evaluated for redemption and conversion features that could result in embedded derivatives that require bifurcation from the Pre-Closing Bridge Notes. Embedded derivatives are recorded at fair value as bifurcated derivative within the consolidated balance sheets and are adjusted to fair value at each reporting period, with the change in fair value included in change in fair value of bifurcated derivative, within the consolidated statements of operations and comprehensive loss.
Upon issuance, conversion features included in the Pre-Closing Bridge Notes that were deemed to be embedded derivatives were immaterial. As of December 31, 2023 and 2022, the embedded features had a fair value of none and $236.6 million, respectively, and were included as bifurcated derivative assets within the consolidated balance sheets. For the years ended December 31, 2023 and 2022, the Company recorded a loss of $236.6 million and a gain of $236.6 million, respectively, of changes in fair value of embedded derivatives included in change in fair value of bifurcated derivative, within the consolidated statements of operations and comprehensive loss.
Issuance of Convertible Note—In connection with the Closing of the Business Combination, the Company issued to SB Northstar senior subordinated convertible notes in the aggregate principal amount of $528.6 million (the “Convertible Note”), $550.0 million less approximately $21.4 million released to the Company at the Closing from Aurora’s trust account, pursuant to an Indenture, dated as of August 22, 2023 (the “Indenture”). The Convertible Note bears 1% interest per annum and matures on August 22, 2028, unless earlier converted or redeemed. Per the Indenture, the Company may elect to pay all or any portion of interest in kind by issuing to the holder of such note an additional note or in cash. Upon issuing the Convertible Notes, the loan commitment asset on
Better’s balance sheet as of December 31, 2022 in the amount of $16.1 million, associated with the right to draw the Convertible Note, is reflected as a debt discount which will be amortized as part of interest expense over the term of the Convertible Note. As of December 31, 2023, the carrying amount of the Convertible Note was $514.6 million on the consolidated balance sheets.
The Convertible Note is convertible, at the option of SB Northstar, into shares of the Company’s Class A common stock, with an initial conversion rate per $1,000 principal amount of Convertible Note equal to (a) $1,000 divided by (b) a dollar amount equal to 115% of the First Anniversary VWAP (as defined in the Indenture), subject to adjustments as described therein. The Indenture provides that the First Anniversary VWAP may be no less than $8.00 and no greater than $12.00, subject to adjustments as described therein. The Convertible Note may be redeemed at the option of the Company at a redemption price of 115% of par plus accrued interest in cash, at any time on or before the 30th trading day prior to the maturity date of the Convertible Note if the last reported sale price of the Class A common stock has been at least 130% of the conversion price then in effect for at least 20 trading days during the 30 trading day period ending on, and including, the trading day immediately preceding the date of notice of optional redemption. The Convertible Note is redeemable prior to maturity in the event of a fundamental change under the Indenture, such as the removal of the Company’s Class A common stock from the Nasdaq. In this event, the Company would be required to redeem the Convertible Note for an amount in cash equal to the principal balance plus accrued and unpaid interest on the redemption date.
The Convertible Note permits the Company to designate up to $150 million of indebtedness that is senior to the Convertible Note, in addition to certain other customary exceptions. In addition, the Indenture requires that if a domestic subsidiary of the Company guarantees other senior indebtedness of the Company, such subsidiary would also be required to guarantee the notes, subject to certain exceptions for non-profit subsidiaries and regulated mortgage origination subsidiaries.
Upon initial issuance, the Convertible Note was evaluated for redemption and conversion features that could result in embedded derivatives that require bifurcation from the Convertible Note, which no redemption and conversion features were determined to be embedded derivatives.
For the year ended December 31, 2023 and 2022, the Company recorded a total of $2.2 million and none, respectively, of interest expense related to the Convertible Note. Interest expense from the Convertible Note is included in interest and amortization on non-funding debt expense, net within the consolidated statements of operations and comprehensive loss.